UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 53.3%
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 2.8%
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	$1,990,000	$1,995,845	(a)
Daimler Finance NA LLC, Senior Notes	1.476%	8/1/18	4,100,000	4,087,052	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.549%	11/4/19	1,900,000	1,834,340	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,557,374
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,720,153
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,183,174
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,688,400	(a)
Nissan Motor Acceptance Corp., Senior Notes	1.182%	3/3/17	1,690,000	1,690,869	(a)(b)

Total Automobiles				18,757,207

Household Durables - 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	469,961

Internet & Catalog Retail - 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,644,288

Media - 0.7%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	893,612
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,203,531
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,747,440

Total Media				4,844,583

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	1.055%	9/10/19	1,850,000	1,847,821	(b)

TOTAL CONSUMER DISCRETIONARY				29,563,860

CONSUMER STAPLES - 5.5%
Beverages - 2.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	1.879%	2/1/21	3,720,000	3,788,415	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,374,086
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,008,504
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,745,187
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,345,935	(a)

Total Beverages				17,262,127

Food & Staples Retailing - 1.5%
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,116,388
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,507,450
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	500,933
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,081,965
Wal-Mart Stores Inc., Senior Notes	0.600%	4/11/16	2,120,000	2,120,049

Total Food & Staples Retailing				10,326,785

Food Products - 0.9%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,791,897
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,323,383
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	541,203	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,536,897	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	462,573	(a)

Total Food Products				5,655,953

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	234,943
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,028,013
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	884,840
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,281,000	1,340,923

Total Tobacco				3,488,719

TOTAL CONSUMER STAPLES				36,733,584

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Cameron International Corp., Senior Notes	1.150%	12/15/16	$620,000	$619,843
Halliburton Co., Senior Notes	2.700%	11/15/20	990,000	1,005,723
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	773,867	(a)
Transocean Inc., Senior Notes	3.000%	10/15/17	1,100,000	1,050,500

Total Energy Equipment & Services				3,449,933

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,380,000	5,640,058
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,397,921
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	877,854
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,700,615
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,286,684
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	4,890,809
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,295,937
Petroleos Mexicanos, Senior Notes	2.640%	7/18/18	3,380,000	3,303,950	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	89,415
Shell International Finance BV, Senior Notes	1.071%	5/11/20	3,550,000	3,449,098	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,040,072
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.537%	4/10/19	1,870,000	1,860,985	(a)(b)
TransCanada PipeLines Ltd., Senior Notes	1.309%	6/30/16	3,070,000	3,067,375	(b)

Total Oil, Gas & Consumable Fuels				31,900,773

TOTAL ENERGY				35,350,706

FINANCIALS - 23.1%
Banks - 15.1%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	1,600,000	1,603,266
Abbey National Treasury Services PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,972,328
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,344,136	(a)
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,068,774
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,055,151
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	700,000	704,845
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,707,851
Bank of Nova Scotia, Senior Notes	1.142%	7/15/16	3,140,000	3,144,412	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,086,316	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	477,543	(a)
BNP Paribas SA, Senior Notes	1.222%	12/12/16	950,000	951,168	(b)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,912,057
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,032,024
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,470,000	1,416,713	(b)(c)
Citigroup Inc., Senior Bonds	1.311%	4/27/18	5,030,000	4,997,124	(b)
Citigroup Inc., Senior Notes	1.390%	4/8/19	1,440,000	1,419,179	(b)
Commonwealth Bank of Australia, Senior Notes	1.123%	9/20/16	1,900,000	1,902,719	(a)(b)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	1/19/17	3,690,000	3,756,490
Credit Agricole SA, Senior Notes	1.422%	4/15/19	1,460,000	1,445,165	(a)(b)
Credit Agricole SA, Senior Notes	1.605%	6/10/20	3,620,000	3,584,343	(a)(b)
Export-Import Bank of Korea, Senior Bonds	1.492%	9/17/16	750,000	751,667	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,495,688	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,347,201
HSBC USA Inc., Senior Notes	1.508%	9/24/18	1,990,000	1,981,192	(b)
HSBC USA Inc., Senior Notes	1.228%	11/13/19	3,140,000	3,068,066	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,313,150	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,871,774
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	350,815
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	662,811
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	460,000	462,875	(c)
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,940,202	(a)
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,349,604
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,447,293

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	1.164%	3/15/19	$830,000	$821,508	(b)
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,367,072	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.359%	7/23/18	4,130,000	4,112,249	(b)
Svenska Handelsbanken AB, Senior Notes	1.132%	6/17/19	1,580,000	1,557,175	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,574,521
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,849,014
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,317,652
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,799,671
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/2/16	3,530,000	3,490,288	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,370,000	1,378,610
Wells Fargo & Co., Senior Notes	1.298%	1/30/20	1,860,000	1,843,502	(b)
Westpac Banking Corp., Senior Notes	1.059%	5/25/18	2,980,000	2,960,541	(b)
Westpac Banking Corp., Senior Notes	1.358%	7/30/18	2,250,000	2,246,643	(b)

Total Banks				100,942,388

Capital Markets - 4.2%
Bank of New York Mellon Corp., Senior Notes	1.488%	8/17/20	2,430,000	2,420,547	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,861,906
Credit Suisse NY, Senior Notes	1.308%	1/29/18	2,730,000	2,715,659	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,454,702
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,263,417
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	818,425
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,080,456
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/2/16	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,870,227	(a)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,238,053
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,774,099
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,115,051
UBS Group Funding Jersey Ltd., Senior Bonds	2.068%	9/24/20	3,470,000	3,455,155	(a)(b)
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	272,819

Total Capital Markets				28,340,516

Consumer Finance - 0.7%
American Express Co., Senior Notes	1.208%	5/22/18	60,000	59,622	(b)
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,023,752
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,233,551

Total Consumer Finance				4,316,925

Diversified Financial Services - 1.2%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	2,860,000	2,868,137	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	0.964%	4/15/16	5,228,000	5,228,308	(a)

Total Diversified Financial Services				8,096,445

Insurance - 1.3%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,260,675
Metropolitan Life Global Funding I, Secured Notes	0.997%	4/10/17	5,260,000	5,263,845	(a)(b)
Prudential Financial Inc., Senior Notes	1.398%	8/15/18	2,350,000	2,345,145	(b)

Total Insurance				8,869,665

Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,039,478	(a)

Thrifts & Mortgage Finance - 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	800,000	801,184

TOTAL FINANCIALS				154,406,601

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 5.0%
Biotechnology - 1.4%
AbbVie Inc., Senior Notes	2.500%	5/14/20	$3,390,000	$3,454,559
Amgen Inc., Senior Notes	1.218%	5/22/19	2,170,000	2,152,045	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	615,339	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,821,431
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,455,729

Total Biotechnology				9,499,103

Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,380,954
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,563,793

Total Health Care Equipment & Supplies				3,944,747

Health Care Providers & Services - 1.1%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	711,719
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,824,308
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,159,804
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,854,912

Total Health Care Providers & Services				7,550,743

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.250%	8/15/16	270,000	271,499

Pharmaceuticals - 1.8%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,292,110
Merck & Co. Inc., Senior Notes	0.996%	2/10/20	3,390,000	3,375,114	(b)
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,259,708
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	940,000	939,683
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,092,854

Total Pharmaceuticals				11,959,469

TOTAL HEALTH CARE				33,225,561

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.6%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,868,123
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	964,367

Total Aerospace & Defense				3,832,490

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	192,587	196,198
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	146,763	155,297
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	431,952	453,139

Total Airlines				804,634

Machinery - 0.7%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,587,707
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,564,795

Total Machinery				5,152,502

TOTAL INDUSTRIALS				9,789,626

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	639,160

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 1.9%
International Business Machines Corp., Senior Notes	1.069%	8/18/17	$4,770,000	$4,781,233	(b)
International Business Machines Corp., Senior Notes	0.988%	2/12/19	970,000	965,072	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,665,848

Total IT Services				12,412,153

Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,320,736

Software - 0.4%
Oracle Corp., Senior Notes	1.202%	1/15/19	2,960,000	2,973,859	(b)

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	0.450%	5/3/16	3,400,000	3,399,742

TOTAL INFORMATION TECHNOLOGY				20,745,650

MATERIALS - 1.7%
Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	1.572%	4/15/16	1,090,000	1,086,096	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,427,867
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	691,200
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	133,500
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	105,700
Glencore Funding LLC, Senior Notes	2.125%	4/16/18	1,350,000	1,261,175	(a)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,110,000	1,082,250
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	703,000
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,100,000	941,875

Total Metals & Mining				8,432,663

Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,175,652	(a)

TOTAL MATERIALS				11,608,315

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	1.559%	6/30/20	2,550,000	2,525,533	(b)
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,660,000	1,662,171
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,939,994
Verizon Communications Inc., Senior Notes	1.036%	6/9/17	3,550,000	3,543,553	(b)
Verizon Communications Inc., Senior Notes	2.382%	9/14/18	1,320,000	1,352,784	(b)

Total Diversified Telecommunication Services				11,024,035

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,526,843

TOTAL TELECOMMUNICATION SERVICES				12,550,878

UTILITIES - 1.9%
Electric Utilities - 1.5%
Duke Energy Corp., Senior Notes	0.992%	4/3/17	1,400,000	1,390,822	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,091,555
Duke Energy Indiana Inc., Secured Bonds	0.967%	7/11/16	1,460,000	1,460,502	(b)
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,095,154
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	650,181
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	956,824

Total Electric Utilities				9,645,038

Multi-Utilities - 0.4%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	2,900,000	2,899,861

TOTAL UTILITIES				12,544,899

TOTAL CORPORATE BONDS & NOTES (Cost - $362,197,152)				356,519,680

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 17.8%
Academic Loan Funding Trust, 2012-1A A1	1.233%	12/27/22	$449,667	$446,923	(a)(b)
Access Group Inc., 2005-B A2	0.849%	7/25/22	35,460	35,338	(b)
Adams Mill CLO Ltd., 2014-1A A2	2.052%	7/15/26	500,000	489,026	(a)(b)
Ally Master Owner Trust, 2014-5 A1	0.926%	10/15/19	4,720,000	4,707,644	(b)
ALM Loan Funding., 2013-8A A1A	2.074%	1/20/26	510,000	509,539	(a)(b)
Apidos CLO, 2015-20A A1	2.170%	1/16/27	1,750,000	1,746,500	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	2.186%	3/15/25	4,150,000	4,035,564	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.132%	3/12/26	1,000,000	987,744	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.558%	5/25/32	180,471	175,737	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.258%	8/25/33	270,664	261,231	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	1.402%	12/15/33	92,407	88,691	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	2.158%	12/25/34	1,441,702	1,266,862	(b)
Atrium CDO Corp., 2005-A A1	0.868%	7/20/20	700,443	693,124	(a)(b)
Atrium CDO Corp., 2009-A A	1.936%	2/28/24	1,500,000	1,489,227	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	1.473%	6/25/34	51,446	52,880	(b)
BlueMountain CLO Ltd., 2012-2A A1	2.038%	11/20/24	1,750,000	1,751,753	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	2.132%	4/13/27	3,500,000	3,473,753	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	1.813%	10/20/27	1,500,000	1,480,543	(a)(b)
BMW Floorplan Master Owner Trust, 2015-1A A	0.936%	7/15/20	2,850,000	2,852,679	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.750%	12/26/19	507,180	503,875	(b)
Carlyle Global Market Strategies, 2014-3A A1A	2.081%	7/27/26	1,750,000	1,737,120	(a)(b)
Cavalry CLO Ltd., 2002A A	1.970%	1/17/24	1,000,000	990,386	(a)(b)
Cent CLO LP, 2013-17A A1	1.916%	1/30/25	500,000	496,282	(a)(b)
Cent CLO LP, 2013-19A A1A	1.948%	10/29/25	2,000,000	1,981,396	(a)(b)
CenterPoint Energy Transition Bond Co., LLC, 2012-1 A1	0.901%	4/15/18	730,248	729,749
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.641%	5/9/18	3,440,000	3,440,352	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	30,542	30,699	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.576%	11/15/36	119,260	93,729	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	1.769%	4/28/25	2,000,000	1,978,296	(a)(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.886%	4/15/21	3,720,000	3,727,875	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.333%	10/27/31	2,973,286	2,954,225	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	2,674,429	2,658,515	(a)
Educational Funding of the South Inc., 2011-1 A2	1.269%	4/25/35	1,858,968	1,802,649	(b)
Ford Credit Auto Owner Trust, 2014-A A3	0.790%	5/15/18	1,009,329	1,008,684
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	4,287,844	4,285,326
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.786%	8/15/19	2,700,000	2,691,587	(b)
Galaxy CLO Ltd., 2015-19A A1A	2.169%	1/24/27	1,750,000	1,741,540	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.886%	3/15/21	3,400,000	3,362,921	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.683%	3/25/34	5,620,000	3,937,282	(b)
GSAMP Trust, 2006-SEA1 A	0.733%	5/25/36	57,350	57,075	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	2,100,000	2,099,573	(a)
Honda Auto Receivables Owner Trust, 2013-2 A3	0.530%	2/16/17	6,312	6,310
Jackson Mill CLO Ltd., 2015-1A A	2.162%	4/15/27	2,000,000	1,987,202	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.052%	7/15/26	250,000	244,860	(a)(b)
LCM Limited Partnership, 16A A	2.122%	7/15/26	500,000	497,869	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.693%	6/25/46	224,540	195,495	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.479%	8/27/29	1,145,077	1,107,656	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.792%	12/7/20	1,630,678	1,628,933	(b)
Nelnet Student Loan Trust, 2014-6A A	1.083%	11/25/47	1,607,770	1,505,931	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	2.092%	4/15/26	500,000	498,501	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
NewMark Capital Funding, 2014-2A A1	2.043%	6/30/26	$750,000	$736,822	(a)(b)
Nissan Auto Receivables Owner Trust, 2015-B A4	1.790%	1/17/22	2,000,000	2,022,916
Ocean Trails CLO, 2013-4A X	1.618%	8/13/25	140,000	140,266	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.561%	8/25/33	150,419	131,891	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	14,117	12,015
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	139,816	143,940	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.924%	10/20/23	1,250,000	1,243,087	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.411%	12/25/33	44,316	41,667	(b)
SLM Student Loan Trust, 2003-04 A5A	1.384%	3/15/33	69,319	66,999	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.384%	12/15/25	710,000	679,443	(a)(b)
SLM Student Loan Trust, 2005-6 A6	0.759%	10/27/31	3,500,000	3,292,130	(b)
SLM Student Loan Trust, 2005-A A4	0.944%	12/15/38	3,790,000	3,045,295	(b)
SLM Student Loan Trust, 2006-2 A6	0.789%	1/25/41	4,000,000	3,457,278	(b)
SLM Student Loan Trust, 2006-2 B	0.839%	1/25/41	1,074,931	844,048	(b)
SLM Student Loan Trust, 2011-B A1	1.286%	12/16/24	15,149	15,142	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.836%	8/15/25	495,100	495,307	(a)(b)
SLM Student Loan Trust, 2013-A A1	1.036%	8/15/22	398,483	397,349	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	3,300,000	3,238,759	(a)
SMB Private Education Loan Trust, 2014-A A1	0.936%	9/15/21	2,955,770	2,943,914	(a)(b)
SMB Private Education Loan Trust, 2015-A A1	1.036%	7/17/23	2,045,014	2,035,916	(a)(b)
SMB Private Education Loan Trust, 2015-B A1	1.136%	2/15/23	3,747,786	3,736,089	(a)(b)
SoFi Consumer Loan Program	3.280%	9/15/23	4,115,411	4,094,834	(a)
Sound Point CLO Ltd., 2014-2A A1	1.984%	10/20/26	750,000	742,575	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.312%	12/25/29	33,287	37,050	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.528%	5/25/31	2,447,107	1,968,523	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.573%	5/25/47	618,680	598,322	(b)
Symphony CLO Ltd., 2014-14A A1	1.994%	7/14/26	1,000,000	990,226	(a)(b)
Trade Maps Ltd., 2013-1A A	1.142%	12/10/18	1,230,000	1,222,309	(a)(b)
U.S. Small Business Administration, 2004-2	3.330%	9/25/18	250,526	259,829	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	13,611	13,894
Venture CDO Ltd., 2013-13A AX	1.835%	6/10/25	1,145,833	1,141,716	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.122%	4/15/26	1,900,000	1,884,809	(a)(b)
Voya CLO Ltd., 2013-1A A1	1.762%	4/15/24	1,000,000	987,094	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $121,039,696)				119,188,105

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5%
American Home Mortgage Investment Trust, 2005-4 1A1	1.013%	11/25/45	665,157	554,388	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.883%	9/25/35	938,750	700,521	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	3.023%	12/20/34	187,026	97,478	(b)
Banc of America Funding Corp., 2005-E 4A1	2.865%	3/20/35	137,123	135,227	(b)
Banc of America Funding Corp., 2006-D 1A1	0.602%	5/20/36	408,284	389,545	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.601%	9/29/36	1,858,622	1,743,442	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.736%	9/25/32	123,561	116,340	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	2.949%	4/25/33	316,038	243,495	(b)
Banc of America Mortgage Securities Inc., 2003-D	2.729%	5/25/33	20,144	20,001	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.753%	1/25/47	514,992	351,744	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.653%	2/25/37	124,766	124,476	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.733%	8/25/35	7,180	6,431	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.723%	10/25/35	107,871	95,579	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.633%	1/25/36	$14,261	$12,014	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.663%	7/25/36	54,555	49,206	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	827,336	826,696
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	613,634	611,568
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.038%	3/25/37	493,698	389,132	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.088%	4/8/31	1,200,000	1,200,798	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.237%	3/15/29	1,170,000	1,142,954	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,223,414	1,222,571
Commercial Mortgage Trust, 2014-SAVA A	1.587%	6/15/34	141,450	139,079	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	1,280,160	1,296,653
Countrywide Alternative Loan Trust, 2004-33 1A1	3.008%	12/25/34	46,176	45,423	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.820%	12/25/34	48,634	47,713	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.728%	11/20/35	130,331	103,926	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.746%	11/25/35	416,257	347,255	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.733%	12/25/35	2,867,368	2,204,240	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.833%	9/25/37	2,835,191	1,737,239	(b)
Countrywide Home Loans, 2003-HYB3 6A1	2.866%	11/19/33	46,736	45,622	(b)
Countrywide Home Loans, 2006-R2 AF1	0.853%	7/25/36	55,496	50,338	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	2,159,714	1,362,497	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.682%	2/19/45	205,153	181,321	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.128%	12/29/45	1,396,057	1,399,539	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	340,456
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.786%	11/15/40	996,887	998,227	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4281 BA	1.250%	11/15/33	94,571	94,542
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	164,507	195,373	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	4,087,897	4,111,718
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.653%	5/25/18	2,790,825	2,774,420	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.804%	2/25/35	669,237	662,596	(b)
GE Business Loan Trust, 2006-1A C	0.856%	5/15/34	2,162,524	1,836,400	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.119%	2/20/60	283,772	283,084	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.989%	3/20/60	1,706,810	1,694,711	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.439%	5/20/60	2,081,878	2,100,279	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.755%	10/20/60	3,280,315	3,236,276	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.775%	8/20/58	3,708,508	3,671,560	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.875%	11/20/60	3,893,484	3,846,576	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.925%	1/20/61	366,837	363,357	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.925%	12/20/60	479,697	474,960	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.875%	2/20/61	$749,199	$740,501	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.925%	2/20/61	1,145,599	1,135,571	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.895%	8/20/61	2,015,089	1,992,869	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.925%	7/20/62	12,138,175	12,044,677	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.955%	10/20/62	393,402	389,456	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.945%	10/20/62	616,883	611,028	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.765%	12/20/62	7,825,353	7,721,490	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.825%	3/20/63	2,495,055	2,465,027	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.895%	6/20/63	834,977	825,401	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.895%	6/20/63	336,262	332,373	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.895%	5/20/63	309,749	306,233	(b)
GS Mortgage Securities Corp., 2015-2R C	1.276%	6/26/36	1,840,000	1,247,979	(a)(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	780,251	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.418%	6/25/34	1,095,132	1,034,087	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.232%	11/19/34	146,951	111,790	(b)
IMPAC CMB Trust, 2007-A A	0.683%	5/25/37	87,234	79,295	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	1.153%	1/25/35	261,333	197,231	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	704,262	700,569
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	1,405,064	1,403,520
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	517,427	514,524
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	517,285	514,394
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.799%	9/25/36	879,003	576,163	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.686%	5/15/28	1,359,748	1,332,059	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,476,425	(a)
JPMorgan Mortgage Trust, 2004-A1 1A1	2.116%	2/25/34	39,967	39,569	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.680%	11/25/33	116,761	117,298	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,415,656	2,087,943	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.182%	2/22/32	3,330,000	3,283,503	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2	0.647%	12/25/36	142,161	33,942	(b)
MASTR Adjustable Rate Mortgages Trust, 2003-6 1A2	2.700%	12/25/33	122,379	120,594	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	37,876	38,761	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	2.382%	3/25/33	370,430	342,900	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	2.750%	9/25/33	53,563	53,325	(b)
Merrill Lynch Mortgage Investors Trust, 2003-H A3A	2.065%	1/25/29	2,971	2,928	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.732%	2/25/34	70,254	70,404	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	0.873%	4/25/35	6,156,000	4,472,413	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	$766,321	$770,105
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	890,309	891,060
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,885,032	1,881,897
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	930,000	932,860
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	1,050,000	1,050,553
Mortgage IT Trust, 2005-2 1A1	0.693%	5/25/35	107,306	101,903	(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.626%	5/26/46	2,830,000	1,625,415	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.603%	10/25/32	226,968	238,158	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.983%	5/25/37	3,609,347	2,410,618	(b)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	21,049	23,452
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	17,698	16,259
Sequoia Mortgage Trust, 2003-2 A2	1.198%	6/20/33	101,906	99,166	(b)
Sequoia Mortgage Trust, 2004-6 A1	2.023%	7/20/34	48,775	47,565	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.633%	2/25/24	1,460,000	1,458,705	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.083%	4/25/24	1,400,000	1,385,434	(b)
Structured ARM Loan Trust, 2004-09XS A	0.803%	7/25/34	176,686	170,065	(b)
Structured ARM Loan Trust, 2004-2 4A1	2.809%	3/25/34	625,953	611,114	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.769%	3/25/35	432,879	377,238	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.581%	6/25/35	159,468	147,951	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.663%	2/25/36	357,844	276,327	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	458,517	449,625
Structured Asset Securities Corp., 2002-08A 7A1	2.195%	5/25/32	25,465	24,960	(b)
Structured Asset Securities Corp., 2002-11A B2II	2.792%	6/25/32	120,797	100,362	(b)
Structured Asset Securities Corp., 2002-16A B2II	2.619%	8/25/32	242,733	83,630	(b)
Structured Asset Securities Corp., 2004-NP1 A	1.233%	9/25/33	211,562	208,573	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.387%	6/25/35	641,925	570,966	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.830%	8/20/35	47,728	41,486	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.475%	8/25/33	171,653	174,867	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	1.033%	12/25/35	2,537,692	1,953,994	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5	2.540%	4/25/35	156,278	154,594	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A	0.723%	7/25/45	296,417	278,465	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C4	0.833%	12/25/45	1,309,864	727,557	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	0.843%	12/25/45	210,796	183,845	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.574%	6/25/33	182,026	183,474	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	719,029	717,750
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.853%	12/25/34	324,228	317,819	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.790%	7/25/34	229,766	192,645	(b)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	470,355	470,163	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	865,844	866,872	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	970,000	973,459
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	927,000	976,780

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	$2,394,549	$2,401,491
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	739,270	737,234
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	994,044
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	1,024,273	1,021,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $126,750,428)				124,197,330

MORTGAGE-BACKED SECURITIES - 3.5%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	3,629	3,667
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.500%	6/1/21	30	30
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	82,808	87,853
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	237,771	283,845
Federal Home Loan Mortgage Corp. (FHLMC), Gold	1.985%	6/1/43	2,426,226	2,486,721	(b)

Total FHLMC				2,862,116

FNMA - 2.4%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	43,613	45,169
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	5,102	5,161
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	8,114,299	8,357,863
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	4,193	4,799
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	588,569	652,594
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	54	61
Federal National Mortgage Association (FNMA)	2.465%	8/1/32	7,380	7,427	(b)
Federal National Mortgage Association (FNMA)	2.505%	12/1/32	170,563	180,355	(b)
Federal National Mortgage Association (FNMA)	1.979%	1/1/33	184,634	191,260	(b)
Federal National Mortgage Association (FNMA)	2.108%	4/1/33	416,796	432,611	(b)
Federal National Mortgage Association (FNMA)	2.050%	5/1/34	484,856	507,111	(b)
Federal National Mortgage Association (FNMA)	2.495%	12/1/34	23,219	24,297	(b)
Federal National Mortgage Association (FNMA)	2.499%	12/1/34	14,315	14,878	(b)
Federal National Mortgage Association (FNMA)	2.090%	1/1/35	53,911	56,377	(b)
Federal National Mortgage Association (FNMA)	2.307%	3/1/35	109,765	114,735	(b)
Federal National Mortgage Association (FNMA)	2.086%	5/1/35	289,124	305,557	(b)
Federal National Mortgage Association (FNMA)	6.266%	9/1/37	1,772,561	1,876,435	(b)
Federal National Mortgage Association (FNMA)	2.618%	12/1/39	3,116,128	3,304,129	(b)

Total FNMA				16,080,819

GNMA - 0.7%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	103	104
Government National Mortgage Association (GNMA)	6.000%	11/15/28	17,468	19,724
Government National Mortgage Association (GNMA)	6.500%	8/15/34	828,176	959,484
Government National Mortgage Association (GNMA)	7.000%	3/15/36	147,816	181,157
Government National Mortgage Association (GNMA) II	2.090%	1/20/60	1,536,317	1,572,471	(b)
Government National Mortgage Association (GNMA) II	1.604%	7/20/60	143,109	145,416	(b)
Government National Mortgage Association (GNMA) II	1.918%	7/20/60	291,678	296,223	(b)
Government National Mortgage Association (GNMA) II	2.506%	8/20/60	1,146,720	1,213,764	(b)

Total GNMA				4,388,343

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $23,117,800)				23,331,278

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.3%
Rhode Island - 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,885,526)	1.138%	10/2/28	$1,885,526	$1,808,088	(a)(b)

SOVEREIGN BONDS - 1.2%
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,759,172	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,679,000

South Korea - 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,620,103	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,187,300)				8,058,275

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
U.S. Government Obligations - 1.9%
U.S. Treasury Notes	0.500%	11/30/16	6,650,000	6,650,392
U.S. Treasury Notes	0.750%	1/31/18	6,000,000	6,002,346

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,642,535)				12,652,738

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $655,820,437)				645,755,494

SHORT-TERM INVESTMENTS - 3.1%
Commercial Paper - 1.5%
Canadian Imperial Holdings Inc.	0.904%	9/19/16	5,560,000	5,541,325	(h)
Credit Suisse NY	1.005%	9/19/16	4,500,000	4,479,683	(h)

Total Commercial Paper (Cost - $10,014,856)				10,021,008

Repurchase Agreements - 1.5%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/16; Proceeds at maturity - $9,900,080; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $10,098,000) (Cost - $9,900,000)	0.290%	4/1/16	9,900,000	9,900,000

			SHARES
Money Market Funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,098,694)	0.225%		1,098,694	1,098,694

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,013,550)				21,019,702

TOTAL INVESTMENTS - 99.6% (Cost - $676,833,987#)				666,775,196
Other Assets in Excess of Liabilities - 0.4%				2,560,174

TOTAL NET ASSETS - 100.0%				$669,335,370

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
PAC	— Planned Amortization Class

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$154,406,601	$0	*	$154,406,601
Other Corporate Bonds & Notes	—	202,113,079	—		202,113,079
Asset-Backed Securities	—	115,093,271	4,094,834		119,188,105
Collateralized Mortgage Obligations	—	124,197,330	—		124,197,330
Mortgage-Backed Securities	—	23,331,278	—		23,331,278
Municipal Bonds	—	1,808,088	—		1,808,088
Sovereign Bonds	—	8,058,275	—		8,058,275
U.S. Government & Agency Obligations	—	12,652,738	—		12,652,738

Total Long-Term Investments	—	$641,660,660	$4,094,834		$645,755,494

Short-Term Investments†:
Commercial Paper	—	$10,021,008	—		$10,021,008
Repurchase Agreements	—	9,900,000	—		9,900,000
Money Market Funds	$1,098,694	—	—		1,098,694

Total Short-Term Investments	$1,098,694	$19,921,008	—		$21,019,702

Total Investments	$1,098,694	$661,581,668	$4,094,834		$666,775,196

Other Financial Instruments:
Futures Contracts	126,057	—	—		126,057

Total	$1,224,751	$661,581,668	$4,094,834		$666,901,253

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$6,895	—	—		$6,895

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,533,277
Gross unrealized depreciation	(13,592,068)

Net unrealized depreciation	$(10,058,791)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	134	6/16	$33,244,160	$33,268,850	$24,690
U.S. Treasury 2-Year Notes	781	6/16	170,797,476	170,843,750	46,274
U.S. Treasury 5-Year Notes	58	6/16	6,972,423	7,027,516	55,093

					126,057

Contracts to Sell:
90-Day Eurodollar	134	12/17	33,146,380	33,153,275	(6,895)

Net unrealized appreciation on open futures contracts					$119,162

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016